Fair value measurements - Reconciliation of the beginning and ending balances of the debentures (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Fair Value Measurements
Add: issuance at initial fair value	$ 18,865,340
Less: cash interest payments	(613,505)
Less: accrued interest settled upon conversion	(126,415)
Less: fair value of principal settled through conversion	(4,772,967)
Subsequent change in fair value attributable to factors other than instrument-specific credit risk	2,394,675
Change in fair value attributable to instrument-specific credit risk, recognized in other comprehensive income	$ (332,960)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, Reclassification Adjustment from AOCI for Derecognition, after Tax
Closing balance on June 30, 2026	$ 10,624,818